Note 4 - Related Party - Summary of Warrants Granted to Related Parties (Details) - USD ($)	Apr. 08, 2022	Dec. 31, 2021	Dec. 31, 2022
Warrant, shares (in shares)			1,591,250
Note and Warrant Purchase Agreement [Member]
Proceeds from Issuance of Debt	$ 3,700,000	$ 2,075,000
Warrant, shares (in shares)	925,000	311,250
Ira and Claudia Goldfarb [Member] | Note and Warrant Purchase Agreement [Member]
Proceeds from Issuance of Debt		$ 1,500,000
Warrant, shares (in shares)		225,000
Brad Burke [Member] | Note and Warrant Purchase Agreement [Member]
Proceeds from Issuance of Debt		$ 25,000
Warrant, shares (in shares)		3,750
Lyle Berman [Member] | Note and Warrant Purchase Agreement [Member]
Proceeds from Issuance of Debt		$ 500,000
Warrant, shares (in shares)		75,000
Cesar Gutierrez [Member] | Note and Warrant Purchase Agreement [Member]
Proceeds from Issuance of Debt		$ 50,000
Warrant, shares (in shares)		7,500